Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE INDEX TRUST, INC.
Entity Central Index Key	0000858581
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000161837
Shareholder Report [Line Items]
Fund Name	Small-Cap Index Fund
Class Name	Investor Class
Trading Symbol	TRSYX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Small-Cap Index Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Cap Index Fund - Investor Class	$14	0.29%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.29%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 241,540,000
Holdings Count | Holding	2,005
InvestmentCompanyPortfolioTurnover	13.90%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$241,540
Number of Portfolio Holdings	2,005

Additional Fund Statistics Significance or Limits [Text Block]

Portfolio Turnover Rate	13.9%

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	18.9%
Industrials & Business Services	16.9
Health Care	15.9
Information Technology	14.5
Consumer Discretionary	9.9
Real Estate	6.0
Energy	4.8
Materials	3.8
Utilities	3.2
Other	6.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Credo Technology Group Holding	0.5%
Fabrinet	0.4
IonQ	0.4
Hims & Hers Health	0.4
HealthEquity	0.4
Ensign Group	0.3
Fluor	0.3
Blueprint Medicines	0.3
AeroVironment	0.3
Brinker International	0.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000161838
Shareholder Report [Line Items]
Fund Name	Small-Cap Index Fund
Class Name	I Class
Trading Symbol	TRCSX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Small-Cap Index Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Cap Index Fund - I Class	$7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 241,540,000
Holdings Count | Holding	2,005
InvestmentCompanyPortfolioTurnover	13.90%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$241,540
Number of Portfolio Holdings	2,005

Additional Fund Statistics Significance or Limits [Text Block]

Portfolio Turnover Rate	13.9%

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	18.9%
Industrials & Business Services	16.9
Health Care	15.9
Information Technology	14.5
Consumer Discretionary	9.9
Real Estate	6.0
Energy	4.8
Materials	3.8
Utilities	3.2
Other	6.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Credo Technology Group Holding	0.5%
Fabrinet	0.4
IonQ	0.4
Hims & Hers Health	0.4
HealthEquity	0.4
Ensign Group	0.3
Fluor	0.3
Blueprint Medicines	0.3
AeroVironment	0.3
Brinker International	0.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000219329
Shareholder Report [Line Items]
Fund Name	Small-Cap Index Fund
Class Name	Z Class
Trading Symbol	TRZIX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Small-Cap Index Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Cap Index Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 241,540,000
Holdings Count | Holding	2,005
InvestmentCompanyPortfolioTurnover	13.90%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$241,540
Number of Portfolio Holdings	2,005

Additional Fund Statistics Significance or Limits [Text Block]

Portfolio Turnover Rate	13.9%

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	18.9%
Industrials & Business Services	16.9
Health Care	15.9
Information Technology	14.5
Consumer Discretionary	9.9
Real Estate	6.0
Energy	4.8
Materials	3.8
Utilities	3.2
Other	6.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Credo Technology Group Holding	0.5%
Fabrinet	0.4
IonQ	0.4
Hims & Hers Health	0.4
HealthEquity	0.4
Ensign Group	0.3
Fluor	0.3
Blueprint Medicines	0.3
AeroVironment	0.3
Brinker International	0.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless